Financial instruments: valuation - Level 3 Sensitivities of Liabilities (Details) - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Fair value of liabilities
Liabilities	£ 167,807	£ 236,157
Derivatives [Member]
Fair value of liabilities
Liabilities	100,835	160,705
Other financial liabilities - Debt securities in issue
Fair value of liabilities
Liabilities	1,103	1,607
Level 3
Fair value of liabilities
Liabilities	609	894
Sensitivity favourable	(30)	50
Sensitivity unfavourable	30	40
Level 3 | Deposits
Fair value of liabilities
Liabilities	2	7
Level 3 | Short Positions
Fair value of liabilities
Liabilities	1
Level 3 | Derivatives [Member]
Fair value of liabilities
Liabilities	606	887
Sensitivity favourable	(30)	50
Sensitivity unfavourable	30	40
Recurring | Level 3
Fair value of liabilities
Liabilities	£ 609	£ 894	£ 1,317